INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2021	Highland Healthcare Opportunities Fund

Shares		Value ($)
Common Stocks — 96.2%
HEALTHCARE — 96.2%
Biotechnology — 20.4%
10,000	AbbVie, Inc. (a)(b)	1,082,200
48,800	Amicus Therapeutics, Inc. (c)	482,144
5,000	Ascendis Pharma ADR (c)	644,400
5,000	BioMarin Pharmaceutical (c)	377,550
12,000	Heron Therapeutics, Inc. (c)	194,520
12,000	Insmed (c)	408,720
63,114	Minerva Neurosciences, Inc. (c)	184,293
85,000	Mustang Bio (c)	282,200
10,390	Natera (c)	1,055,000
20,000	Organogenesis Holdings, Class A (c)	364,400
5,300	uniQure (c)	178,557

		5,253,984

Health Care Equipment & Supplies — 8.2%
10,050	Edwards Lifesciences Corp. (c)	840,582
20,000	SI-BONE (c)	636,200
4,000	Zimmer Holdings, Inc. (a)(b)	640,320

		2,117,102

Health Care Technology — 1.4%
2,000	Teladoc Health, Inc. (c)	363,500

Healthcare Equipment & Supplies — 16.3%
18,230	Axonics Modulation Technologies (c)	1,091,795
2,000	Becton Dickinson	486,300
23,000	Boston Scientific Corp. (a)(b)(c)	888,950
12,000	Establishment Labs Holdings (c)	750,360
10,000	Silk Road Medical (c)	506,500
5,500	Tandem Diabetes Care (c)	485,375

		4,209,280

Healthcare Providers & Services — 21.5%
12,000	Acadia Healthcare, Inc. (c)	685,680
3,010	Anthem, Inc.	1,080,439
14,000	Centene (a)(b)(c)	894,740
3,160	Humana, Inc. (a)(b)	1,324,830
3,000	Laboratory Corp of America Holdings (a)(b)(c)	765,090
4,000	McKesson, Inc. (a)(b)	780,160

		5,530,939

Life Sciences Tools & Services — 19.2%
25,000	Avantor (c)	723,250
4,500	Bio-Rad Laboratories, Inc., Class A (a)(b)(c)	2,570,265
1,500	Illumina (a)(b)(c)	576,090
3,103	Maravai LifeSciences Holdings, Class A (c)	110,591
2,100	Thermo Fisher Scientific (a)(b)	958,398

		4,938,594

Shares		Value ($)
Pharmaceuticals — 9.2%
25,000	Agile Therapeutics (c)	52,000
40,000	Amryt Pharma ADR	557,200
10,000	Evolus (c)	129,900
3,393	EyePoint Pharmaceuticals (c)	34,476
14,000	Merck & Co., Inc. (a)(b)	1,079,260
10,000	Nektar Therapeutics, Class A (c)	200,000
20,000	Paratek Pharmaceuticals, Inc. (c)	141,200
54,749	SteadyMed, Ltd. (c)(d)(e)	—
10,051	VYNE Therapeutics (c)	68,801
5,000	Zogenix, Inc. (c)	97,600

		2,360,437

		24,773,836

	Total Common Stocks (Cost $18,765,090)	24,773,836

Preferred Stock — 0.0%
HEALTHCARE — 0.0%
Healthcare Technology — 0.0%
608,695	AMINO, Inc., Series C (c)(d)(e)(f)(g)	$—

	Total Preferred Stock (Cost $3,499,996)	—

Warrants — 0.0%
HEALTHCARE — 0.0%
Biotechnology — 0.0%
4,752	Gemphire Therapeutics, Inc., Expires 03/15/2022(c)(d)(e)	1,207

Pharmaceuticals — 0.0%
25,500	Scynexis, Inc., Expires 06/21/2021(c)(d)(e)	—

	Total Warrants (Cost $–)	1,207

Repurchase Agreements(h)(i) — 1.7%
249,000	Citigroup Global Markets 0.010%, dated 03/31/2021 to be repurchased on 04/01/2021, repurchase price $249,000 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $1,040 - $39,848, 1.125% - 4.000%, 05/15/2023 – 09/15/2057; with a total market value of $253,980)	249,000

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of March 31, 2021	Highland Healthcare Opportunities Fund

Shares		Value ($)
Repurchase Agreements(h)(i) (continued)
187,142	Daiwa Capital Markets America 0.010%, dated 03/31/2021 to be repurchased on 04/01/2021, repurchase price $187,142 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $0 - $58,187, 0.000% - 7.000%, 05/04/2021 – 04/01/2051; with a total market value of $190,885)	187,142

	Total Repurchase Agreements (Cost $436,142)	436,142

Cash Equivalents — 5.4%
MONEY MARKET FUND(j) — 5.4%
1,396,494	Dreyfus Treasury & Agency Cash Management, Institutional Class 0.020%	1,396,494

	Total Cash Equivalents (Cost $1,396,494)	1,396,494

Total Investments - 103.3%		26,607,679

(Cost $24,097,722)
Other Assets & Liabilities, Net - (3.3)%(k)		(860,954)

Net Assets - 100.0%		25,746,725

(a)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $11,560,303.
(b)

Securities (or a portion of securities) on loan. As of March 31, 2021, the fair value of securities loaned was $804,595. The loaned securities were secured with cash and/or securities collateral of $823,786. Collateral is calculated based on prior day’s prices.

(c)	Non-income producing security.
(d)

Securities with a total aggregate value of $1,207, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Financial Statements for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(e)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $1,207, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2021. Please see Notes to Financial Statements.

(f)	There is currently no rate available.
(g)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stock	11/18/2016	$3,499,996	$—	0.0%

(h)	Tri-Party Repurchase Agreement.
(i)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2021 was $436,142.
(j)	Rate shown is 7 day effective yield.
(k)	As of March 31, 2021, $ 13,634 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2021	NexPoint Merger Arbitrage Fund

Shares		Value ($)
Common Stock — 94.3%
COMMUNICATION SERVICES — 7.4%
770,689	Glu Mobile (a)	9,618,199
5,022	Madison Square Garden Entertainment (a)	410,799
84,737	Tribune Publishing	1,524,419

		11,553,417

CONSUMER DISCRETIONARY — 4.7%
5,000	Extended Stay America	98,750
17,755	Grubhub (a)	1,085,896
281,100	Michaels (a)(b)	6,167,334

		7,351,980

ENERGY — 0.7%
—	Devon Energy	3
319,303	Golar LNG Partners	1,114,367

		1,114,370

FINANCIALS — 9.7%
67,400	Athene Holding, Class A (a)	3,396,960
4,254	Boston Private Financial Holdings	56,663
78,211	CIT Group, Inc.	4,028,649
4,443	Kentucky Bancshares	166,390
2,020	M&T Bank	306,252
41,648	Premier Financial Bancorp	774,236
87,899	Protective Insurance	2,010,250
—	Ready Capital	1
44,193	Standard AVB Financial	1,442,902
700	TCF Financial	32,522
81,954	Waddell & Reed Financial, Class A	2,052,948
14,593	WSFS Financial	726,586

		14,994,359

HEALTHCARE — 38.8%
133,790	CRH Medical (a)	528,704
198,278	Five Prime Therapeutics (a)(b)	7,469,132
72,587	GenMark Diagnostics (a)	1,734,829
18,161	GW Pharmaceuticals, Inc. ADR (a)	3,939,121
707,061	HMS Holdings (a)(b)	26,143,580
75,067	Magellan Health (a)	6,999,247
110,912	Pandion Therapeutics (a)	6,660,266
38,749	Varian Medical Systems, Inc. (a)	6,840,361

		60,315,240

INDUSTRIALS — 5.2%
64,504	CoreLogic, Inc.	5,111,942
2,558	Fly Leasing ADR (a)	43,102
34,639	Houston Wire & Cable (a)	180,816
51,986	Navistar International (a)	2,288,943
82,738	Signature Aviation	461,520

		8,086,323

INFORMATION TECHNOLOGY — 26.9%
73,451	FLIR Systems	4,147,778
6,471	Inphi (a)	1,154,491
1,964	MTS Systems	114,305
421,584	NIC (b)	14,304,345
108,651	Perspecta, Inc. (b)	3,156,312
164,434	RealPage (a)(b)	14,338,645
90,016	Slack Technologies, Class A (a)(b)	3,657,350

Shares		Value ($)
Common Stock (continued)
INFORMATION TECHNOLOGY (continued)
154,453	SMTC (a)	928,262
22,787	Zagg, Inc (a)	2,051

		41,803,539

MATERIALS — 0.0%
1	Buzzi Unicem	21
1	West Fraser Timber	50

		71

REAL ESTATE — 0.9%
75,112	Brookfield Property Partners	1,336,243
100,000	Socially Responsible Equity Sub, LLC (a)	—

		1,336,243

	Total Common Stock (Cost $145,892,384)	146,555,542

Special Purpose Acquisition Companies — 11.0%
6,188	7GC & Holdings, Class A (a)	61,261
30,000	Ajax I, Class A (a)	307,800
30,000	Altitude Acquisition, Class A (a)	300,900
6,625	Apollo Strategic Growth Capital II (a)	66,118
100	Artius Acquisition, Class A (a)	1,010
382	Austerlitz Acquisition I (a)	3,835
10,154	B Riley Principal 150 Merger (a)	101,540
7,683	Biotech Acquisition (a)	75,985
600	BowX Acquisition, Class A (a)	7,008
24,000	Bridgetown Holdings, Class A (a)	260,400
1	Carney Technology Acquisition II (a)	10
21,399	Carney Technology Acquisition II, Class A (a)	207,356
3,000	CBRE Acquisition Holdings (a)	29,880
80,000	CC Neuberger Principal Holdings II, Class A (a)	788,800
100	CC Neuberger Principal Holdings III, Class A (a)	970
1,000	CC Neuberger Principal Holdings III (a)	9,990
1	CF Acquisition IV (a)	10
32,010	CF Acquisition IV, Class A (a)	312,738
24,700	CF Acquisition VI (a)	244,530
2,352	CHP Merger, Class A (a)	23,308
30,413	Class Acceleration, Class A (a)	293,790
1,000	Compute Health Acquisition (a)	10,090
3,130	Corner Growth Acquisition (a)	31,613
10,000	Decarbonization Plus Acquisition, Class A (a)	104,900
52	DHC Acquisition (a)	519
5,400	ECP Environmental Growth Opportunities (a)	54,162
35,000	Experience Investment, Class A (a)	360,150

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2021	March 31, 2021

Shares		Value ($)
Special Purpose Acquisition Companies (continued)
20,800	Falcon Capital Acquisition, Class A (a)	207,376
40,000	Forest Road Acquisition, Class A (a)	404,800
10,000	Fortress Value Acquisition II, Class A (a)	99,700
2,500	Fortress Value Acquisition III (a)	25,050
10,000	Fortress Value Acquisition IV (a)	99,000
288,744	Forum Merger IV (a)	2,858,566
8,000	FS Development II, Class A (a)	79,680
20,000	Fusion Acquisition, Class A (a)	199,200
9,100	Gores Holdings VII (a)	90,636
3,000	Gores Holdings VIII (a)	30,000
28,978	Gores Metropoulos II (a)	293,257
1,000	Gores Technology Partners (a)	10,030
5,000	Gores Technology Partners II (a)	49,850
166,800	GS Acquisition Holdings II, Class A (a)(b)	1,739,724
1,000	Hamilton Lane Alliance Holdings I, Class A (a)	9,750
5,000	Hamilton Lane Alliance Holdings I (a)	49,700
21,179	Haymaker Acquisition III (a)	210,519
100	Health Assurance Acquisition, Class A (a)	1,022
16,000	Holicity, Class A (a)	188,640
16,400	Horizon Acquisition II, Class A (a)	167,280
1,000	Hudson Executive Investment III (a)	9,920
2,439	Ibere Pharmaceuticals (a)	24,049
8,600	Jack Creek Investment, Class A (a)	82,990
2,164	Jaws Mustang Acquisition (a)	21,965
1,486	KludeIn I Acquisition, Class A (a)	14,459
4,650	Live Oak Mobility Acquisition (a)	46,407
1	Locust Walk Acquisition (a)	10
14,599	Locust Walk Acquisition (a)	142,048
12,735	Monument Circle Acquisition (a)	125,567
48,000	NextGen Acquisition (a)	476,160
49,500	Northern Star Acquisition, Class A (a)	550,440
30,000	Peridot Acquisition, Class A (a)	319,500
1	Periphas Capital Partnering, Class A (a)	24
22,983	Pioneer Merger, Class A (a)	223,395
1,000	Pivotal Investment III (a)	10,000
40,000	Priveterra Acquisition (a)	397,600
1	PropTech Investment II (a)	10
37,836	PropTech Investment II, Class A (a)	370,414
35,000	Qell Acquisition, Class A (a)	356,300
50,000	Reinvent Technology Partners, Class A (a)	507,500
17,200	Reinvent Technology Partners Y (a)	172,688

Shares		Value ($)
Special Purpose Acquisition Companies (continued)
10,000	Revolution Healthcare Acquisition (a)	100,500
11,500	RMG Acquisition II, Class A (a)	115,230
15,000	RMG Acquisition III (a)	149,250
1,000	Slam (a)	9,920
40,000	Social Capital Hedosophia Holdings IV (a)	438,400
40,000	Social Capital Hedosophia Holdings VI, Class A (a)	428,400
400	Software Acquisition Group II, Class A (a)	4,028
23,300	Starboard Value Acquisition, Class A (a)	231,369
1,000	Sustainable Development Acquisition I (a)	9,930
25,000	Sustainable Opportunities Acquisition, Class A (a)	248,250
9,115	Thimble Point Acquisition (a)	91,150
11,000	Thoma Bravo Advantage, Class A (a)	114,950
10,000	Thunder Bridge Acquisition II, Class A (a)	104,200
5,000	Thunder Bridge Capital Partners III, Class A (a)	49,450
3,646	TLG Acquisition One (a)	36,168
29,500	Tortoise Acquisition II (a)	323,025
10,100	TPG Pace Tech Opportunities, Class A (a)	100,091
15,000	Tuscan Holdings II (a)	151,350
5,700	VG Acquisition, Class A (a)	57,969

	Total Special Purpose Acquisition Companies (Cost $17,498,336)	17,087,529

Purchased Options — 0.2%
Purchased Call Options(a) — 0.2%
	Total Purchased Call Options	317,719

Purchased Put Options(a) — 0.0%
	Total Purchased Put Options	44,022

	Total Purchased Options (Cost $384,895)	317,719

Warrants — 0.0%

Number of Warrants
Special Purpose Acquisition Companies — 0.0%
3,094	7GC & Holdings, Expires 01/03/2027(a)	2,355
3,333	Carney Technology Acquisition II, Expires 12/03/2027(a)	2,766

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2021	March 31, 2021

Number of Warrants		Value ($)
Warrants (continued)
SPECIAL PURPOSE ACQUISITION COMPANY (continued)
4,300	Jack Creek Investment, Expires 01/03/2028(a)	2,280
3,733	Locust Walk Acquisition, Expires 01/03/2028(a)	2,277
12,612	PropTech Investment II, Expires 01/03/2028(a)	12,738

	Total Warrants (Cost $28,566)	22,416

Shares
Preferred Stock — 0.0%
HEALTHCARE — 0.0%
434,783	AMINO, Inc., Series C (a)(c)(d)(e)	—

	Total Preferred Stock (Cost $2,500,002)	—

Principle Amount $
Repurchase Agreements(f)(g) — 1.7%
607,044	Bofa Securities 0.010%, dated 03/31/2021 to be repurchased on 04/01/2021, repurchase price $607,044 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $951 - $255,120, 1.000% - 5.500%, 06/01/2024 – 01/01/2059; with a total market value of $619,185)	607,044
607,044	Daiwa Capital Markets America 0.010%, dated 03/31/2021 to be repurchased on 04/01/2021, repurchase price $607,044 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $1 - $188,746, 0.000% - 7.000%, 05/04/2021 – 04/01/2051; with a total market value of $619,185)	607,044
607,044	Citigroup Global Markets 0.010%, dated 03/31/2021 to be repurchased on 04/01/2021, repurchase price $607,044 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $2,536 - $97,146, 1.250% - 4.000%, 05/15/2023 – 09/15/2057; with a total market value of $619,185)	607,044
607,044	HSBC Securities USA 0.000%, dated 03/31/2021 to be repurchased on 04/01/2021, repurchase price $607,044 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $7,068 - $1,363,967, 3.000% - 5.000%, 04/20/2041 – 03/20/2051; with a total market value of $619,185)	607,044

Principle Amount $		Value ($)
Repurchase Agreements(f)(g) (continued)
179,961	Deutsche Bank Securities 0.000%, dated 03/31/2021 to be repurchased on 04/01/2021, repurchase price $179,961 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $1 - $30,058, 1.500% - 8.000%, 09/01/2021 – 04/01/2051; with a total market value of $183,560)	179,961

	Total Repurchase Agreements (Cost $2,608,137)	2,608,137

Shares
Cash Equivalents — 5.1%
MONEY MARKET FUND(h) — 5.1%
7,979,773	Dreyfus Treasury & Agency Cash Management, Institutional Class 0.020%	7,979,773

	Total Cash Equivalents (Cost $7,979,773)	7,979,773

Total Investments - 112.3%		174,615,138

(Cost $176,892,093)
Securities Sold Short— (9.1)%
Exchange-Traded Fund — 0.0%
(345)	Invesco CurrencyShares British Pound Sterling Trust	(45,899)

	Total Exchange-Traded Funds (Proceeds $45,664)	(45,899)

Common Stock — (9.1)%
COMMUNICATION SERVICES — (0.3)%
(28,038)	MSG Networks (i)	(421,692)

FINANCIALS — (5.8)%
(77,434)	Apollo Global Management, Class A	(3,640,172)
(28)	Banc of California	(506)
(12,619)	Brookfield Asset Management, Inc., Class A	(561,545)
(16,215)	Bryn Mawr Bank	(737,945)

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2021	March 31, 2021

Shares		Value ($)
FINANCIALS — continued
(3,263)	First Citizens BancShares, Class A	(2,727,118)
(2,102)	Huntington Bancshares	(33,043)
(24,159)	Peoples Bancorp	(801,354)
(17,119)	People’s United Financial, Inc.	(306,430)
(2,844)	Stock Yards Bancorp	(145,215)
(97)	SVB Financial Group (i)	(47,885)

		(9,001,213)

HEALTHCARE — (0.2)%
(5,867)	Pandion Therapeutics (i)	(352,313)

INDUSTRIALS — (1.4)%
(5,272)	Teledyne Technologies, Inc. (i)	(2,180,763)

INFORMATION TECHNOLOGY — (1.4)%
(15,031)	Marvell Technology Group	(736,218)
(6,986)	salesforce.com, Inc. (i)	(1,480,124)

		(2,216,342)

	Total Common Stock (Proceeds $13,993,333)	(14,172,323)

	Total Securities Sold Short - (9.1)% (Proceeds $14,038,997)	(14,218,222)

Other Assets & Liabilities, Net - (3.2)%(j)		(4,879,919)

Net Assets - 100.0%		155,516,997

(a)	Non-income producing security.
(b)

Securities (or a portion of securities) on loan. As of March 31, 2021, the fair value of securities loaned was $4,668,335. The loaned securities were secured with cash and/or securities collateral of $4,776,793. Collateral is calculated based on prior day’s prices.

(c)

Securities with a total aggregate value of $ –, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Financial Statements for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(d)	There is currently no rate available.
(e)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $ –, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2021. Please see Notes to Financial Statements.

(f)	Tri-Party Repurchase Agreement.
(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2021 was $2,608,137.
(h)	Rate shown is 7 day effective yield.
(i)	No dividend payable on security sold short.
(j)	As of March 31, 2021, $14,895,587 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2021	NexPoint Merger Arbitrage Fund

Purchased options contracts outstanding as of March 31, 2021 were as follows:

Description	Exercise price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
Carnival	30.00	January 2023	75	$199,050	$37,733	$55,125
National Retail	50.00	September 2021	150	661,050	20,413	19,800
Viacomcbs Inc	50.00	June 2021	60	270,600	32,623	25,500
American Airline	20.00	July 2021	77	184,030	12,884	41,734
BP	30.00	January 2022	125	470,000	29,139	15,000
Discovery	47.50	January 2022	50	163,800	37,578	40,500
Starwood Properties	20.00	June 2021	100	247,000	9,314	50,000
Carnival	32.50	January 2022	100	510,200	59,169	36,400
Marvell Technology Inc	55.00	January 2023	36	176,328	40,677	33,660

					$279,530	$317,719

Description	Exercise price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
RealPage	85.00	July 2021	216	$1,884,600	$29,229	$11,880
RealPage	85.00	December 2021	1	8,725	121	100
Five Prime Therapeutics	35.00	June 2021	791	2,985,234	51,387	13,843
Michaels	20.00	June 2021	20	43,760	204	300
CoreLogic, Inc.	70.00	April 2021	12	95,076	2,175	210
Jazz Pharmaceuticals PLC	140.00	June 2021	8	131,496	3,082	1,760
Jazz Pharmaceuticals PLC	140.00	September 2021	18	295,866	19,167	15,930

					$105,365	$44,023

Written options contracts outstanding as of March 31, 2021 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Qell Acquisition	$10.00		April 2021	(250)	$253,500	$(12,308)	$(5,000)
Qell Acquisition	10.00		May 2021	(100)	101,400	(3,800)	(3,500)
RMG Acquisition II	10.00		April 2021	(115)	113,850	(3,582)	(1,150)
Forest Road Acquisition	10.00		April 2021	(400)	404,400	(50,155)	(12,000)
Tuscan Holdings II	10.00		May 2021	(150)	151,200	(15,197)	(3,750)
National Retail	55.00		September 2021	(150)	661,050	(6,600)	(7,875)
Extended Stay America	19.65		July 2021	(50)	98,200	(955)	(3,500)
Five Prime Therapeutics	40.00		June 2021	(823)	3,106,002	(48,685)	(8,230)
Viacomcbs Inc	60.00		June 2021	(60)	270,600	(17,503)	(12,120)
Carnival	40.00		January 2023	(75)	199,050	(25,540)	(35,250)
NextGen Acquisition	10.00		April 2021	(480)	477,120	(28,288)	(4,800)
CC Neuberger Principal Holdings II	10.00		May 2021	(400)	395,600	(47,264)	(8,000)
CC Neuberger Principal Holdings II	10.00		June 2021	(400)	395,600	(11,817)	(12,000)
American Airline	25.00		July 2021	(77)	184,030	(6,566)	(20,405)
Glu Mobile	13.00		June 2021	(1,448)	1,805,656	(26,243)	(7,240)
BP	35.00		January 2022	(125)	470,000	(14,473)	(7,000)
Social Capital Hedosophia Holdings VI	10.00		April 2021	(400)	429,200	(43,645)	(28,800)
Bridgetown Holdings	10.00		May 2021	(240)	256,080	(16,560)	(22,800)
Decarbonization Plus Acquisition	10.00		April 2021	(100)	104,900	(3,875)	(4,000)
Sustainable Opportunities Acquisition	10.00		May 2021	(100)	99,200	(22,100)	(1,500)
Sustainable Opportunities Acquisition	10.00		April 2021	(150)	148,800	(13,262)	(750)
Starboard Value Acquisition	10.00		April 2021	(233)	230,437	(7,605)	(2,097)
NIC	35.00		July 2021	(100)	338,600	(1,391)	(5,000)
NIC	35.00		April 2021	(201)	680,586	(1,992)	(2,513)

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2021	NexPoint Merger Arbitrage Fund

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
Falcon Capital Acquisition	$10.00		April 2021	(208)	206,336	$(8,190)	$(2,080)
Experience Investment	10.00		April 2021	(350)	369,600	(20,925)	(14,700)
Software Acquisition Group II	10.00		April 2021	(4)	4,016	(185)	(60)
BowX Acquisition	10.00		May 2021	(6)	6,774	(581)	(960)
Genworth Financial	5.50		January 2022	(150)	64,200	(707)	(2,475)
TPG Pace Tech Opportunities	10.00		April 2021	(101)	100,394	(3,543)	(404)
Fortress Value Acquisition II	10.00		April 2021	(100)	100,800	(3,839)	(200)
VG Acquisition	10.00		April 2021	(57)	57,912	(3,708)	(1,140)
Discovery	57.50		January 2022	(50)	217,300	(24,228)	(25,000)
Reinvent Technology Partners	10.00		April 2021	(500)	509,500	(39,780)	(10,000)
Peridot Acquisition	10.00		April 2021	(300)	315,900	(21,058)	(15,000)
Ajax I	10.00		April 2021	(300)	311,700	(16,534)	(7,500)
Tortoise Acquisition II	10.00		April 2021	(295)	308,275	(25,187)	(29,500)
Health Assurance Acquisition	10.00		July 2021	(1)	1,012	(144)	(84)
Horizon Acquisition II	10.00		April 2021	(164)	166,296	(12,114)	(3,280)
Fusion Acquisition	10.00		April 2021	(200)	198,400	(7,200)	(1,600)
Altitude Acquisition	10.00		April 2021	(300)	297,600	(16,414)	(6,000)
Artius Acquisition	10.00		April 2021	(1)	1,004	(69)	(20)
Thoma Bravo Advantage	10.00		June 2021	(100)	104,500	(29,071)	(7,500)
Thoma Bravo Advantage	10.00		April 2021	(10)	10,450	(410)	(500)
Starwood Properties	22.50		June 2021	(100)	247,000	(3,356)	(28,500)
Michaels	22.50		April 2021	(2,055)	4,496,340	(59,405)	(10,275)
Carnival	37.50		January 2022	(100)	510,200	(44,429)	(25,400)
GS Acquisition Holdings II	10.00		May 2021	(1,084)	1,125,192	(156,353)	(59,620)
GS Acquisition Holdings II	10.00		June 2021	(584)	606,192	(60,183)	(39,712)
Northern Star Acquisition	10.00		April 2021	(495)	522,720	(32,455)	(61,875)
Holicity	10.00		April 2021	(160)	188,640	(37,560)	(31,200)
Thunder Bridge Acquisition II	10.00		April 2021	(100)	100,800	(2,660)	(5,000)
Marvell Technology Inc	65.00		January 2023	(36)	176,328	(30,387)	(22,500)
Social Capital Hedosophia Holdings IV	10.00		June 2021	(400)	442,000	(70,917)	(46,000)

						$(1,160,998)	$(677,365)

The Fund had the following swap contracts, which did not require pledged collateral, open at March 31, 2021:

Swap contracts outstanding as of March 31, 2021 were as follows:

Underlying Instrument	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Expiration Date	Currency	Notional Amount ($)	Fair Value ($)	Upfront Premiums Paid (Received) ($)	Mark to Market ($)	Unrealized Appreciation/ (Depreciation) ($)
Long Equity TRS
Coca-Cola Amatil Ltd	3 Month AUD LIBOR plus 0.50%	Index Return	Upon Maturity	Goldman Sachs	February 17, 2023	AUD	10,411,118	11,182,324	775,000	771,207	(3,793)
First Citizens Bank	3 Month USD LIBOR plus 0.50%	Index Return	Upon Maturity	Goldman Sachs	March 4, 2023	USD	1,586	1,209,056	1,267,030	1,207,470	(59,560)
G4S PLC	3 Month GBP LIBOR plus 0.50%	Index Return	Upon Maturity	Goldman Sachs	February 17, 2023	GBP	9,047,660	12,787,089	3,704,654	3,739,430	34,776
Hms Holdings Corp	3 Month USD LIBOR plus 0.50%	Index Return	Upon Maturity	Goldman Sachs	April 1, 2023	USD	1,845,940	1,898,750	50,000	52,810	2,810
Just Eat Takeaway	3 Month EUR LIBOR plus 0.50%	Index Return	Upon Maturity	Goldman Sachs	March 15, 2023	EUR	11,915	951,685	938,176	939,770	1,594
Kaz Minerals PLC	3 Month USD LIBOR plus 0.50%	Index Return	Upon Maturity	Goldman Sachs	April 1, 2023	USD	673,468	753,519	77,861	80,051	2,190

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of March 31, 2021	NexPoint Merger Arbitrage Fund

Underlying Instrument	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Expiration Date	Currency	Notional Amount ($)	Fair Value ($)	Upfront Premiums Paid (Received) ($)	Mark to Market ($)	Unrealized Appreciation/ (Depreciation) ($)
Michaels Cos Inc/The	3 Month USD LIBOR plus 0.50%	Index Return	Upon Maturity	Goldman Sachs	March 23, 2023	USD	3,009,382	3,159,606	137,748	150,224	12,476
Mortgage Choice Ltd	3 Month AUD LIBOR plus 0.50%	Index Return	Upon Maturity	Goldman Sachs	April 6, 2023	AUD	128,451	195,713	67,048	67,262	214
Nic Inc	3 Month SEK LIBOR plus 0.50%	Index Return	Upon Maturity	Goldman Sachs	April 2, 2023	USD	699,099	720,781	20,635	21,681	1,046
RedFlex Holdings Ltd	1 Month AUD LIBOR plus 0.50%	Index Return	Upon Maturity	Goldman Sachs	February 8, 2023	AUD	87,600	188,252	100,000	100,652	652
RSA Insurance Group	3 Month GBP LIBOR plus 0.50%	Index Return	Upon Maturity	Goldman Sachs	November 17, 2021	GBP	5,235,061	6,048,592	773,500	813,531	40,031
Scapa Group PLC	3 Month GBP LIBOR plus 0.50%	Index Return	Upon Maturity	Goldman Sachs	March 16, 2023	GBP	121,507	180,111	57,150	58,604	1,454
Varian Medical System	3 Month USD LIBOR plus 0.50%	Index Return	Upon Maturity	Goldman Sachs	April 1, 2023	USD	2,119,862	2,130,360	12,000	10,498	(1,502)
Vocus Group Ltd	1 Month AUD LIBOR plus 0.50%	Index Return	Upon Maturity	Goldman Sachs	March 26, 2023	AUD	1,089,324	1,289,835	200,000	200,511	511
Waddell & Reed Financial	3 Month USD LIBOR plus 0.50%	Index Return	Upon Maturity	Goldman Sachs	March 23, 2023	USD	4,999	5,209	200	211	11
William Hill PLC	3 Month GBP LIBOR plus 0.50%	Index Return	Upon Maturity	Goldman Sachs	January 4, 2022	GBP	913,709	1,252,111	336,628	338,401	1,773

Total Return Swaps										$8,552,313	$34,683

NOTES TO INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2021	Highland Funds I

Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with four portfolios that were offered as of March 31, 2021, each of which is non-diversified. This report includes information for the three months ended March 31, 2021 for Highland Healthcare Opportunities Fund (the “Healthcare Opportunities Fund”) and the NexPoint Merger Arbitrage Fund (the “Merger Arbitrage Fund”) (fka Highland Merger Arbitrage Fund) (each a “Fund” and, collectively, the “Funds”). Highland/iBoxx Senior Loan ETF is reported separately.

On March 29, 2021, the Opportunistic Credit Fund liquidated.

Valuation of Investments

The Funds’ investments are recorded at fair value. In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability to provide appropriate pricing services which have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”)), will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —

Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —

Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2021, the Funds’ investments consisted of senior loans, bonds and notes, common stocks, cash equivalents, special purpose acquisition companies, preferred stock, exchange-traded funds, rights, warrants, securities sold short, equity swaps, and options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Senior loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund’s assets as of March 31, 2021 is as follows:

	Total value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland Healthcare Opportunities Fund
Assets
Common Stocks(1)(2)	$24,773,836	$24,773,836	$—	$—
Repurchase Agreements	436,142	436,142	—	—
Warrants	1,207	—	—	1,207
Preferred Stock(1)(2)	—	—	—	—
Cash Equivalents	1,396,494	1,396,494	—	—

Total Assets	26,607,679	26,606,472	—	1,207

Total	$26,607,679	$26,606,472	$—	$1,207

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

	Total value at March 31, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
NexPoint Merger Arbitrage Fund
Assets
Common Stock	$146,555,542	$146,555,542	$—	$—
Special Purpose Acquisition Companies	17,087,529	17,087,529	—	—
Repurchase Agreements	2,608,137	2,608,137	—	—
Purchased Call Options	317,719	317,719	—	—
Purchased Put Options	44,022	44,022	—	—
Warrants	22,416	—	22,416	—
Preferred Stock(2)	—	—	—	—
Cash Equivalents	7,979,773	7,979,773	—	—

Total Assets	174,615,138	174,592,722	22,416	—

Liabilities
Securities Sold Short
Common Stock	(14,172,323)	(14,172,323)	—	—
Exchange Traded Funds	(45,899)	(45,899)	—	—

Total Liabilities	(14,218,222)	(14,218,222)	—	—

Other Financial Instruments
Total Return Swaps(3)	34,683	34,683	—	—
Written Options	(677,365)	(677,365)	—	—

Total Other Financial Instruments	(642,682)	(642,682)	—	—

Total	$159,754,234	$159,731,818	$22,416	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	See Investment Portfolio detail for industry breakout.
(3)	Swaps Contracts.

Amounts designated as “—” are $0.

The tables below set forth a summary of changes in the Healthcare Opportunities Fund assets measured at fair value using significant unobservable inputs (Level 3) for the period ended March 31, 2021. The Merger Arbitrage Fund had no Level 3 assets as of March 31, 2021.

										Change in
										Unrealized
										Appreciation
										(Depreciation)
						Change in Net				from
				Accrued		Unrealized			Balance as	Investments
	Balance as of	Transfers Into	Transfers Out	Discounts	Realized	Appreciation			of March	held at March
	June 30, 2020	Level 3	of Level 3	(Premiums)	Gain (Loss)	(Depreciation)	Net Purchases	Net Sales	31, 2021	31, 2021
	$	$	$	$	$	$	$	$	$	$
Highland Healthcare
Opportunities Fund
Common Stocks	40,405	—	—	—	—	(40,405)	—	—	—	(40,405)
Preferred Stock(1)	—	—	—	—	—	—	—	—	—	—
Warrants	27,677	—	—	—	—	(26,470)	—	—	1,207	—

Total	68,082	—	—	—	—	(66,875)	—	—	1,207	(40,405)

(1)	This category includes securities with a value of zero.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Highland Healthcare Opportunities Fund

Category	Fair Value at 03/31/2021	Valuation Technique	Unobservable Inputs	Input Value(s)
Warrants	$1,207	Black-Scholes	Long-Term Volatility	80.5%-194.5%

Total	$1,207

The significant unobservable input used in the fair value measurement of the Healthcare Opportunities Fund’s warrants is the volatility assumption. A significant increase (decrease) in this input in isolation could result in a significantly higher (lower) fair value measurement.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investment Portfolios for the respective Funds.

Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

At March 31, 2021, the Funds did not invest in futures contracts.

NOTES TO INVESTMENT PORTFOLIO (unaudited)(concluded)

As of March 31, 2021	Highland Funds I

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

Swap Contracts

The Funds may use swaps as part of its investment strategy or to manage its exposure to interest, commodity, and currency rates as well as adverse movements in the debt and equity markets. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument; for example, the agreement to pay interest in exchange for a market or commodity-linked return based on a notional amount. To the extent the total return of the market or commodity-linked index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. As of March 31, 2021, the Merger Arbitrage Fund was a party to open swap contracts having a net fair value of $8,552,313.

As of period ended March 31, 2021, the Healthcare Opportunities Fund did not invest in swap contracts.

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control.

The Funds did not have any affiliated issuers as of March 31, 2021.

For more information with regard to significant accounting policies, see the most recent annual report filed with the U.S. Securities and Exchange Commission.